Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Current assets
Security deposits	$ 9	$ 5
Loans to employees	30	35
Prepaid expenses	399	334
Interest accrued and not due	64	59
Withholding taxes and others	424	398
Advance payments to vendors for supply of goods	43	25
Deposit with corporation	304	286
Deferred contract cost
Cost of obtaining a contract	24	104
Cost of fulfillment	43	21
Net investment in sublease of right of use asset	1	6
Other non financial assets	21	32
Other financial assets	111	31
Total Current prepayment and other assets	1,473	1,336
Non-current assets
Loans to employees	4	5
Security deposits	31	35
Deposit with corporation	6	12
Defined benefit plan assets	4	4
Prepaid expenses	41	41
Deferred contract cost
Cost of obtaining a contract	16	23
Cost of fulfillment	82	79
Withholding taxes and others	81	83
Net investment in sublease of right of use asset		37
Other financial assets	134	113
Total Non- current prepayment and other assets	399	432
Total prepayment and other assets	1,872	1,768
Financial assets carried at amortized cost	$ 694	$ 624